AMANA
INCOME  FUND                        GROWTH  FUND
ANNUAL  REPORT
MAY  31,1998
(GRAPHIC  OMITTED)
May  31,  1998
It's been another very good year for stock market investors. Amana Trust's assets are almost $30 million, up a healthy 33% for the year. Our 2,909 active shareowner accounts are spread to 38 states and 27 foreign countries. Inside, please find the details of the fiscal year's operations and the year-end portfolios. For the fiscal year ended May 31, Amana's INCOME FUND total return was 23.5% a good performance considering its investment restrictions and income-oriented nature. Smaller companies again underperformed the large-cap market during the last year, and the GROWTH FUND appreciated 12.4%. In comparison, the S&P 500 (large caps) provided a total return of 30.7% and the Russell 2000 (smaller caps), 21.4% for the last year. The strong markets of the last several years have pushed prices to rich levels by most historical standards . Our frank expectation is that near-term, returns are unlikely to be as good. Financial problems in Japan and the rest of Asia have yet to be fully addressed, while US corporate earnings growth has dramatically slowed. We continue to focus the Funds' investments in value-based businesses, in part to avoid the volatility we expect in some market sectors. Your board is proud to note Amana Income Fund's 12 years of successful operation. One of the lessons of the marketplace is that experience matters. Demonstrated capability to provide successful management and quality service in good times and bad is highly important in the volatile financial markets. During the course of this year, transaction volume has increased with more investors taking advantage of our true "no-load" structure. Our free Automatic Investment Plan and free retirement plans are increasingly popular. Saturna Capital's site on the Internet's World Wide Web is an excellent source of information (http://www.saturna.com/amana). As always, we appreciate your investing with us. If you have any questions or need help, please call us at 1-800/SATURNA.
     Respectfully,
     NICHOLAS  KAISER,  PRESIDENT                      BASSAM  OSMAN, CHAIRMAN
June  15,  1998

Discussion  of  Fund  Performance
(GRAPHIC  OMITTED)
Stocks continue to perform well. The unusually good returns for the two previous fiscal years continued for the year ended May 31, 1998. Amana Income Fund's total return was 23.5% , and Amana Growth Fund's total return was 12.4%. For the last three years, Amana Income's average annual return was
                                                             ------
21.3%  and  Amana  Growth's  average  annual  return  was  17.3%

As usual, market results varied by sector. The bigger companies did best, as evidenced by twelve-month total return for the S&P 500 Composite (+30.7%). Smaller companies fared less well, as shown by the Russell 2000 (+21.4%) and the S&P 600 SmallCap Index (+24.3%). Since these unmanaged, expense-free indices are not directly comparable to an actively managed portfolio that has transaction and other costs (including advisory fees), it is useful to consider the performance of other mutual funds. Comparable Lipper mutual fund averages are Equity-Income Funds (+25.6%) and Small Company Growth Funds (+23.2%).

When evaluating the performance of the Amana Funds, it is important to remember their specialized nature, as well as a number of factors applicable to mutual funds in general. AMANA INCOME FUND's primary objective is current income, with preservation of capital the secondary objective. In following these objectives, the Income Fund buys income-producing equity securities. AMANA GROWTH FUND's primary objective is long-term capital growth. The Funds may also hold cash when market conditions appear uncertain. It is not the objective of either Fund to "beat" any specific market index.

All  mutual  funds  have   investment   restrictions   that  affect   investment
performance. In addition to these other restrictions, Amana's Funds are restricted to buying only U.S.-traded equity securities of companies whose business operations are generally consistent with Islamic principles. This special restriction affects performance in a number of ways. The Funds, for example, are not allowed to earn interest on cash balances. Neither do the Funds invest in businesses that have substantial earnings from interest, such as banks. COMPARISON TO MARKET INDICES

The following line graphs compare Fund performances to representative market indices. The index returns include reinvested dividends and don't allow for operating expenses such as those paid by all mutual funds. The first graph shows that $10,000 invested in Amana Income ten years ago (May 1988) would have grown to $32,427 at the end of May 1998. While not strictly comparable, the S&P 500 Composite Index is a traditional U.S. securities market benchmark. If $10,000 could have been invested in the S&P 500 at the end of May 1988, that would have grown to $52,759 over the same 10 years.
2

(GRAPHIC  OMITTED)
ANNUAL  REPORT
(GRAPHIC  OMITTED)

VALUE  OF  10-YEAR  $10,000  INVESTMENT  IN  AMANA  INCOME  FUND
COMPARED  TO  S  &  P  500
(GRAPH  OMITTED)

AVERAGE  ANNUAL  RETURN
---------------------
1  YEAR                  5  YEAR              10  YEAR
----                    -----                  -----
+23.5%                  +14.3%                +12.5%

DATE                S&P  500                  AMANA
May-88            $10,000                  $10,000
May-98            $52,759                  $32,427
Of course, past performance is not a guarantee of future results.

The second graph shows that $10,000 invested in Amana Growth at inception (February 1994) would have grown to $16,284 at the end of May 1998. If $10,000 could have been invested in the Russell 2000 (a broad index of mid- and smaller-cap equities) at the beginning of February 1994, that would have grown to $18,170 over that same period.

(GRAPH  OMITTED)

VALUE OF $10,000 INVETMENT AT INCEPTION IN AMANA GROWTH FUND COMPARED TO RUSSELL 2000 INDEX

AVERAGE  ANNUAL  RETURN
--------------------
1  YEAR              LIFE  OF  FUND
-----                -----------
+12.4%                  +12.0%

DATE          RUSSELL  2000          AMANA
2/3/94          $10,000                $10,000
May,98          $18,170                $16,284
Of  course,  past  performance  is  not  a  guarantee  of  future  results.
3

REPORT  OF  INDEPENDENT  CERTIFIED  PUBLIC  ACCOUNTANTS

To  the  Shareholders  and  Board  of  Trustees
Amana  Mutual  Funds  Trust
We have audited the accompanying statement of assets and liabilities of the Amana Income Fund and the Amana Growth Fund, each a series of shares of the Amana Mutual Funds Trust, including the schedules of investments as of May 31, 1998, and the related statements of operations for the year then ended and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented for the year ended May 31, 1996 and prior were audited by other auditors whose report dated June 20, 1996, expressed an unqualified opinion on those statements. We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1998, by correspondence with the custodian. Our audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Amana Income Fund and Amana Growth Fund as of May 31, 1998, the results of their operations for the year then ended, the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. /s/Tait, Weller & Baker
                                                          TAIT, WELLER & BAKER
Philadelphia,  Pennsylvania
June  12,  1998
4

INCOME  INVESTMENTS  ANNUAL  REPORT
(Graphic  Omitted)






Issue                                     Number of Shares  Cost       Market Value
----------------------------------------  ----------------  ---------  -------------
COMMON STOCKS (95.6%)                                               -              -            -

AEROSPACE (1.8%)                                                    -              -            -
Raytheon Co-Cl A                                       318          -         16,953
AUTOMOTIVE (1.8%)                                                   -              -            -
General Motors                                       5,000    328,966        360,625
BUSINESS SERVICES (2.8%)                                            -              -            -
Dun & Bradstreet                                     6,500    123,900        219,375
           Cognizant                                 6,500    177,891        346,125
                                                            ---------  -------------
          SUB-TOTAL                                      -    301,791        565,500
CHEMICALS (4.4%)                                                    -              -            -
ARCO Chemical                                        6,500    238,792        362,375
Chemed                                              14,000    511,314        515,375
                                                            ---------  -------------
SUB-TOTAL                                                -    750,106        877,750
MACHINERY (5.6%)                                                    -              -            -
Manitowoc Company                                   27,000    276,657      1,107,000
MEDICAL (12.6%)                                                     -              -            -
American Home Products                              20,000    242,862        966,250
Bristol-Myers Squibb                                 9,280    206,068        998,760
Glaxo-Wellcome plc ADR                              10,000    260,427        539,375
                                                            ---------  -------------
SUB-TOTAL                                                -    709,357      2,504,385
MINING (2.3%)                                            -          -              -
Rio Tinto plc ADS                                    9,000    521,086        454,500
OIL & GAS PRODUCTION (12.2%)                                        -              -            -
Atlantic Richfield                                   8,000    447,255        631,000
Exxon                                               10,000    307,279        705,000
Mobil                                                7,000    395,105        546,000
Enron                                               11,000    432,158        551,375
                                                            ---------  -------------
SUB-TOTAL                                                -  1,581,797      2,433,375
PAPER & PAPER PRODUCTS (3.3%)                                       -              -            -
Consolidated Papers                                  8,000    218,215        231,500
Boise Cascade                                       13,000    426,205        433,875
                                                            ---------  -------------
SUB-TOTAL                                                -    644,420        665,375
PAINT AND ALLIED PRODUCTS (2.2%)                                    -              -            -
RPM, Inc                                            25,390    182,267        431,630

PHARMACEUTICALS (12.6%)
     American Home Products                                    20,000  $     242,862  $   966,250
     Bristol-Myers Squibb                                       9,280        206,068      998,760
     Glaxo-Wellcome plc ADR                                    10,000        260,427      539,375
                                                                       -------------  -----------
             SUB-TOTAL                                              -        709,357    2,504,385
TELECOMMUNICATIONS (21.5%)                                          -              -            -
BCE, Inc                                            26,000    436,370      1,197,625
Cable & Wireless PLC ADR                            20,000    408,073        693,750
GTE                                                 10,000    410,441        583,125
SBC Communications                                  20,480    375,304        796,160
Telefonica de Espana, ADR                            7,500    202,956      1,008,750
                                                            ---------  -------------
SUB-TOTAL                                                -  1,833,144      4,279,410
TOOLS (3.3%)                                             -          -              -
Regal-Beloit Corporation                            20,000    357,762        652,500
TRANSPORTATION (1.5%)
Canadian Pacific Ltd.                               10,000    266,577        290,625
UTILITIES- GAS & ELECTRIC (22.0%)
Edison International                                13,000    287,969        383,500
Enova Corporation                                   26,000    584,022        664,625
FPL Group                                           10,000    344,874        614,375
NIPSCO Industries                                   24,000    469,159        645,000
Pacific Gas & Electric                              20,000    458,942        630,000
Piedmont Natural Gas                                20,200    286,927        640,088
Puget Sound Energy                                  10,000    285,992        261,250
Washington Water Power                              25,000    441,582        540,625
                                                            ---------  -------------
SUB-TOTAL                                                -  3,159,467      4,379,463
                                                            ---------  -------------

TOTAL INVESTMENTS   (95.6%)                                         -  $  10,913,397  $19,019,091
                                                                       =============  ===========
Other Assets (net of liabilities) (4.4%)                 -          -        867,121
                                                                       -------------
TOTAL NET ASSETS (100%)                                             -              -  $19,886,212
                                                                                      ===========



(Graphic  Omitted)
AMANA  INVESTMENTS  INCOME  6

INCOME      FINANCIAL  HIGHLIGHTS      ANNUAL  REPORT
Selected data per share of capital stock outstanding throughout each period. (Graphic Omitted)
For  Year  Ended  May  31






Year                                            1998      1997      1996      1995      1994     1993     1992     1991     1990
                                             --------  --------  --------  --------  --------  -------  -------  -------  -------
NET ASSET VALUE AT BEGINNING OF PERIOD       $ 16.61   $ 13.93   $ 12.92   $ 12.18   $ 12.86   $11.94   $11.36   $10.86   $10.39
                                             --------  --------  --------  --------  --------  -------  -------  -------  -------
INCOME FROM INVESTMENT OPERATIONS                  -         -         -         -         -        -        -        -        -
Net investment income                           0.26      0.38      0.42      0.38      0.30     0.32     0.32     0.39     0.38
Net gains or losses on securities                  -         -         -         -         -        -        -        -        -
 (both realized and unrealized)                 3.58      2.86      1.76       0.8     (0.36)    0.92     0.58     0.46     0.53
                                             --------  --------  --------  --------  --------  -------  -------  -------  -------
TOTAL FROM INVESTMENT OPERATIONS                3.84      3.24      2.18      1.18     (0.06)    1.24     0.90     0.85     0.91
                                             --------  --------  --------  --------  --------  -------  -------  -------  -------
      LESS DISTRIBUTIONS                           -         -         -         -         -        -        -        -        -
Dividends (from net investment income)         (0.22)    (0.42)    (0.41)    (0.44)    (0.30)   (0.32)   (0.32)   (0.35)   (0.44)
Distributions (from capital gains)             (0.47)    (0.14)    (0.76)     0.00     (0.32)    0.00     0.00     0.00     0.00
                                             --------  --------  --------  --------  --------  -------  -------  -------  -------
Total distributions                            (0.69)    (0.56)    (1.17)    (0.44)    (0.62)   (0.32)   (0.32)   (0.35)   (0.44)
                                             --------  --------  --------  --------  --------  -------  -------  -------  -------
NET ASSET VALUE END OF PERIOD                $ 19.76   $ 16.61             $ 12.92   $ 12.18   $12.86   $11.94   $11.36   $10.86
                                             ========  ========            ========  ========  =======  =======  =======  =======
                                                                 $ 13.93
                                                                 ========

TOTAL RETURN                                   23.51%    23.62%    17.03%     9.95%    -0.63%   10.26%    7.88%    8.11%    8.85%

RATIOS / SUPPLEMENTAL DATA                         -         -         -         -         -        -        -        -        -
-------------------------------------------
Net assets ($000), end of period              19,886    16,332    12,464    10,708    10,432    9,398    6,913   $5,868   $4,760
Ratio of gross expenses to Ave. net assets      1.36%     1.44%     1.57%     1.56%     1.58%    1.58%    1.58%    1.66%    1.76%
Ratio of net investment income to               1.43%     2.51%     3.06%     3.11%     2.22%    2.65%    2.75%    3.73%    3.67%

ave. net assets
Portfolio turnover rate                            8%       14%       24%       29%       21%      29%      19%      29%      19%



Year                                           1989
                                             -------
NET ASSET VALUE AT BEGINNING OF PERIOD       $ 9.11
                                             -------
INCOME FROM INVESTMENT OPERATIONS                 -
Net investment income                          0.38
Net gains or losses on securities                 -
 (both realized and unrealized)                1.29
                                             -------
TOTAL FROM INVESTMENT OPERATIONS               1.67
                                             -------
      LESS DISTRIBUTIONS                          -
Dividends (from net investment income)        (0.39)
Distributions (from capital gains)             0.00
                                             -------
Total distributions                           (0.39)
                                             -------
NET ASSET VALUE END OF PERIOD                $10.39
                                             =======



TOTAL RETURN                                  18.86%

RATIOS / SUPPLEMENTAL DATA                        -
-------------------------------------------
Net assets ($000), end of period             $3,645
Ratio of gross expenses to Ave. net assets     1.88%
Ratio of net investment income to              3.85%

ave. net assets
Portfolio turnover rate                          71%





(The accompanying notes are an integral part of these financial statements.) Amana Income Fund Calendar Year Returns (unaudited)
(Graph  Omitted)
1988  13%
1989  18%
1990  -3%
1991  23%
1992  1%
1993  11%
1994  -6%
1995  27%
1996  12%
1997  24%

Note:  1998  year-to-date return is +12.9% (December 31,, 1997 through quarter
ending  June  30,  1998).    Highest  return for a quarter was +15.9%.  Lowest
return  for  a  quarter  was  -8.8%  (quarter  ending  September  28,  1990).
7

INCOME
(Graphic  Omitted)
As  of  May  31,  1998
STATEMENT  OF  ASSETS  &  LIABILITIES




                                                                   ASSETS     -     -



Common stocks (cost $10,913,397)                            $19,019,091
Cash                                                            812,503
Dividends receivable                                             77,949
Insurance reserve premium                                         2,529
                                                            ------------
Total Assets                                                          -   $19,912,072
                                                                          -----------

LIABILITIES                                                           -             -
Payable to affiliate                                             25,057
Other liabilities                                                   803
                                                            ------------
Total liabilities                                                     -   $    25,860
                                                                          -----------

NET ASSETS                                                            -   $19,886,212
                                                                          ===========
FUND SHARES OUTSTANDING                                               -     1,006,670
ANALYSIS OF NET ASSETS                                                -             -
Paid in Capital (unlimited shares authorized, without par)  $11,826,749
Accumulated net realized (losses)                               (87,156)
Undistributed net investment income                              40,925
Unrealized net appreciation on investments                    8,105,694
                                                            ------------
Net Asseets applicable to Fund shares  outstanding                    -   $19,886,212
                                                                          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE    $     19.76
                                                            ============


STATEMENT OF OPERATIONS Year Ended May 31, 1998 (Graphic Omitted) INCOME ANNUAL REPORT

INVESTMENT INCOME                                                -            -
Dividends (Net of Foreign Taxes of $6729)               $  508,268
Miscellaneous income                                           420
                                                        -----------
Gross investment income                                          -   $  508,688

EXPENSES                                                         -            -
Investment Adviser and administration fees                 172,680
Shareowner servicing                                        28,000
Filing and registration fees                                14,500
Professional fees                                           12,251
Printing and postage                                        10,500
Other expenses                                               9,100
Custodial fees                                               2,372
                                                        -----------
Total gross expenses                                       249,403
Less earnings credits                                       (2,372)

Net expenses                                                     -      247,031
                                                                     ----------
Net investment income                                            -      261,657
                                                                     ----------

NET REALIZED GAIN ON INVESTMENTS                                 -            -
Proceeds from sales                                      1,857,379
Less cost of securities sold based on identified cost    1,536,769
                                                        -----------
Realized net gain                                                -      320,610

UNREALIZED GAIN ON INVESTMENTS                                   -            -
End of period                                            8,105,694
Beginning of period                                      4,778,465
                                                        -----------
Increase in unrealized gain for the period                       -    3,327,229
                                                                     ----------
Net realized and unrealized gain on investments                  -    3,647,839
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             -   $3,909,496
                                                                     ==========







(The  accompanying  notes are an integral part of these financial statements.)
9

INCOME
STATEMENT  OF  CHANGES  IN  NET  ASSETS
(GRAPHIC  OMITTED)





INCREASE IN NET ASSETS                                      Year ended     Year ended
                                                            May 31,1998    May 31,1997
                                                            -------------  -------------
FROM OPERATIONS                                                        -              -
  Net Investment Income                                     $    261,657   $    357,730
  Net realized gain on investmens                                320,610        188,938
  Net increase in unrealized appreciation                      3,327,229      2,586,861
                                                            -------------  -------------
  Net increase in net assets                                   3,909,496      3,133,529
                                                            -------------  -------------

DIVIDENDS TO SHAREOWNERS FROM                                          -              -
  Net investment income                                         (220,732)      (410,453)
  Capital gains distributions                                   (471,050)      (135,100)
                                                            -------------  -------------
                                                                (691,782)      (545,553
                                                            -------------  -------------

FUND SHARE TRANSACTIONS                                                -              -
  Proceeds from sales of shares                                4,096,616      3,573,470
Value of shares issued in reinvestments       of dividends       678,726        533,571
                                                            -------------  -------------
                                                               4,775,342      4,107,041
  Cost of shares redeemed                                     (4,438,422)    (2,827,835)
                                                            -------------  -------------
Net increase in net assets from share transactins                336,920      1,279,206
                                                            -------------  -------------
Total increase in net assets                                   3,554,634      3,867,182

NET ASSETS                                                             -              -
Beginning of period                                           16,331,578     12,464,396
                                                            -------------  -------------
End of period                                                 19,886,212     16,331,578
                                                            =============  =============

Shares of the Fund Sold and Redeemed                                   -              -
  Number of shares sold                                          223,179        338,478
 Number of shares issued in reinvestment of dividends             37,711         34,497
                                                            -------------  -------------
                                                                 260,890        372,975
  Number of shares redeemed                                     (237,572)      (284,173)
                                                            -------------  -------------

Net Increase in Number of Shares Outstanding                      23,318         88,802
                                                            =============  =============



(The  accompanying  notes are an integral part of these financial statements.)
10

GROWTH  INVESTMENTS
ANNUAL  REPORT
(GRAPHIC  OMITTED)





Issue                                      Number of Shares  Cost        Market Value
-----------------------------------------  ----------------  ----------  -------------
COMMON STOCKS (84.3%)                                     -           -              -
AUTO PARTS (1.0%)                                         -           -              -

Genuine Parts                                         3,000      89,355        101,813

BUIDLING (1.6%)                                           -           -              -

Champion Enterprise*                                  6,000     113,562        161,625


CHEMICALS (1.0%)                                          -           -              -


RPM, Inc.                                             5,781      71,869         98,277


COMPUTER HARDWARE (11.1%)                                 -           -              -


Adaptec*                                              4,000      95,394         60,750

Advanced Digital Information*                         6,000      33,778        102,750

Apple                                                 5,000     147,680        133,125

Compaq Computer*                                     10,000      92,663        273,750

Hewlett Packard                                       2,000      41,638        124,250

Intel                                                 1,200      91,912         85,725

International Business Machines                       1,500     156,659        176,250

Symbol Technologies                                   4,500      97,435        158,344
                                                             ----------  -------------
                                                          -
SUB-TOTAL                                                       757,159      1,114,944




COMPUTER SOFTWARE (11.3%)                                 -           -              -


America Online                                        1,000      87,617         83,313

Adobe Systems                                         4,200     167,688        167,737

Cisco Systems*                                        3,000     194,368        226,875

Microsoft*                                            1,800      85,628        152,662

Olicom A/S*                                           6,000     112,707        172,125

Oracle*                                               7,000     154,548        165,375

PeopleSoft                                            4,000     173,332        174,750
                                                             ----------  -------------

SUB-TOTAL                                                 -     975,888      1,142,837


ELECTRONICS (6.4%)                                        -           -              -


FLIR*                                                 8,000     109,013        150,000

Merix*                                                7,500     143,058         87,188

Motorola                                              3,000     164,632        159,000

Qualcomm*                                             3,500     121,548        182,437

World Access*                                         2,000      18,819         62,750
                                                             ----------  -------------

SUB-TOTAL                                                 -     557,070        641,375

                                                          -           -              -
AMANA GROWTH INVESTMENT
(GRAPHIC OMITTED)
FINANCIAL INFORMATION (0.6%)                              -           -              -


Reuters Holdings PLC-ADR                                866  $   43,333         59,321


FOOD PRODUCTION (2.3%)                                    -           -              -

Pioneer Hi-Bred International                         3,300      77,929        125,606

Potash Corp of Saskatchewan                           1,200      87,709        103,275
                                                             ----------  -------------
                                                          -
SUB-TOTAL                                                       165,638        228,881

MACHINERY (4.3%)                                          -           -              -

Crane                                                 3,000      76,234        158,063

Manitowoc                                             3,000     104,325        123,000

Valley Forge                                         10,500     105,321        156,187
                                                             ----------  -------------
                                                          -
SUB-TOTAL                                                       285,880        437,250

MINING (2.6%)                                             -           -              -

ASARCO                                                5,000     116,423        113,437

Rio Tinto plc ADS                                     3,000     160,897        151,500
                                                             ----------  -------------

SUB-TOTAL                                                 -     277,320        264,937

OIL & GAS (5.7%)                                          -           -              -

Atlantic Richfield                                    2,600     165,029        205,075

Schlumberger Ltd                                      1,500     120,031        117,094

Williams Companies                                    3,600      60,536        116,775

YPF S.A. ADS                                          4,500      99,630        140,062
                                                             ----------  -------------

SUB-TOTAL                                                 -     445,226        579,006

PAPER & PUBLISHING (1.6%)                                 -           -              -

McGraw-Hill                                           2,000      89,379        156,375

PHARMACEUTICALS (8.1%)                                    -           -              -

Affymetrix*                                           3,000     104,150         80,625

Bone Care International*                             10,000     116,370         97,500

Glaxo Wellcome plc ADR                                2,500      55,379        134,844

Johnson & Johnson                                     2,000      91,871        138,125

Ligand Pharmaceuticals*                               6,000      90,709         83,625

Lilly (Eli)                                           2,000     127,124        122,875

Novo-Nordisk A/S ADR                                  2,000     111,090        157,000
                                                             ----------  -------------

SUB-TOTAL                                                 -     696,693        814,594

PHOTOGRAPHIC SUPPLIES (1.5%)                              -           -              -

Fuji Photo Film ADR                                   4,500     138,736        151,875
12

ANNUA REPORT GROWTH INVESTMENTS                           -           -              -
(GRAPHIC OMITTED)
Issue                                      Number of shares  Cost        Market Value
-----------------------------------------  ----------------  ----------  -------------
REAL ESTATE (2.3%)                                        -           -              -

Hutchison Wampoa ADR                                  2,000      62,091         52,750

Intrawest                                             9,000     151,959        178,313
                                                             ----------  -------------

SUB-TOTAL                                                 -     214,050        231,063

RETAIL (4.2%)                                             -           -              -

Gap                                                   5,250     111,606        283,500

Starbucks*                                            3,000     133,491        144,000
                                                             ----------  -------------

SUB-TOTAL                                                 -     245,097        427,500

STEEL (0.7%)                                              -           -              -

AK Steel Holding                                      4,000      87,392         74,500

TELECOMMUNICATIONS (5%)                                   -           -              -

Telebras ADS                                          1,200     137,100        127,800

Tele Danmark A/S ADR                                  3,000      76,615        139,125

Telefonica de Espana ADS                              1,700      70,376        228,650
                                                             ----------  -------------

SUB-TOTAL                                                 -     284,091        495,575

TOOLS (1.9%)                                              -           -              -

Regal-Beloit                                          6,000     107,448        195,750

TRANSPORTATION (9.8%)                                     -           -              -

Daimler Benz ADS                                      1,300     134,367        128,538

Fritz Companies*                                      8,500     101,198        110,500

Halter Marine Group*                                  6,000      80,457        112,500
KLM
Royal Dutch Airlines                                  4,000     155,823        155,750

Southwest Arilines                                    7,500     132,585        200,156

Trinity Industries                                    3,000     117,089        143,250

Virgin Express                                        8,000     168,782        138,000
                                                             ----------  -------------

SUB-TOTAL                                                 -     890,301        988,694

WATER TREATMENT (1.3%)                                    -           -              -

Ionics*                                               3,000     126,925        134,250
                                                             ----------  -------------

TOTAL INVESTMENTS (84.3%)                                 -  $6,662,412      8,500,442
                                                             ==========
OTHER ASSETS (NET OF LIABILITIES) (15.7%)                 -           -      1,579,270
                                                                         -------------
TOTAL NET ASSETS (100%)                                   -           -  $  10,079,712
                                                                         =============

*Non-income  producing  security






(The  accompanying  notes are an integral part of these financial statements.)
13

(Graphic  Omitted)
GROWTH
FINANCIAL  HIGHLIGHTS
For  Year  Ended  May  31
Selected  data  per share of capital stock outstanding throughout each period.




                         2/3/94  (Inception)
                                to
     1998          1997          1996          1995            May  31,1994
     ----          ----          ----          ----          --------------



NET ASSET VALUE AT BEGINNING OF PERIOD              $  7.07   $  6.86   $  5.04   $  4.69   $   5.00
                                                    --------  --------  --------  --------  ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                 (0.03)    (0.02)    (0.05)    (0.04)     (0.00)

Net gains or losses on securities
(both realized and unrealized)                         0.90      0.32      1.95      0.39      (0.30)
                                                    --------  --------  --------  --------  ---------
TOTAL FROM INVESTMENT OPERATIONS                       0.87      0.30      1.90      0.35      (0.30)
                                                    --------  --------  --------  --------  ---------
LESS DISTRIBUTIONS
Dividends (from net investment income)                 0.00      0.00      0.00      0.00      (0.01)
Distributions (from capital gains)                    (0.16)    (0.09)    (0.08)     0.00       0.00
                                                    --------  --------  --------  --------  ---------
Total distributions                                   (0.16)    (0.09)    (0.08)     0.00      (0.01)
                                                    --------  --------  --------  --------  ---------
NET ASSET VALUE AT END OF PERIOD                    $  7.78   $  7.07   $  6.86   $  5.04   $   4.69
                                                    ========  ========  ========  ========  =========
TOTAL RETURN                                          12.39%     4.46%    37.20%     7.46%    (6.20)%
RATIOS / SUPPLEMENTAL DATA
--------------------------------------------------
Net assets ($000), end of period                    $10,080   $ 5,924   $ 4,151   $ 1,974   $    952
Ratio of gross espenses to Ave. net assets             1.54%     1.69%     1.94%     2.00%     *0.62%
Ratio of net investment income to ave. net assets    (0.40)%   (0.60)%   (0.79)%   (0.82)%   *(0.35)%
Portfolio turnover rate                                  25%       25%       22%       38%        *6%


(*not  annualized)
(The  accompanying  notes  are  an  integral  part  of  these  financial  statement.)




Amana  Growth  Fund  Calendar  Year  Returns  (unaudited)
(Graph  Omitted)
1995          35%
1996          4%
1997          18%

Note: 1998 year-to-date return is +8.2% (December 31, 1997 through quarter ending March 31, 1998). Highest return for a quarter was +15.4% (quarter ending September 30, 1997). Lowest return for a quarter was -7.1% (quarter ending December 31, 1997).

GROWTH
ANNUAL  REPORT
(Graphic  Omitted)
As  of  May  31,  1998
STATEMENT  OF  ASSETS  &  LIABILITIES





ASSETS                                                               -            -
Common stocks (cost $6,662,412)                             $8,500,442            -
Cash                                                         1,505,141            -
Receivable for Security Sales                                   65,111            -
Dividends receivable                                            22,188            -
                                                            ----------
Total Assets                                                         -  $10,092,882
                                                                        -----------

LIABILITIES
Payable to affiliate                                            13,170
                                                            ----------
Total liabilities                                                    -       13,170
                                                                        -----------

NET ASSETS                                                           -  $10,079,712
                                                                        ===========

FUND SHARES OUTSTANDING                                              -    1,295,087
ANALYSIS OF NET ASSETS
Paid in Capital (unlimited shares authorized, without par)  $8,241,682
Unrealized net appreciation on investments                   1,838,030
                                                            ----------
Net Assets applicable to Fund shares outstanding                        $10,079,712
                                                                        ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                $      7.78
                                                                        ===========





(The  accompanying  notes are an integral part of these financial statements.)
15

GROWTH
(Graphic  Omitted)

STATEMENT  OF  OPERATIONS
For  the  yar  ended  May  31,  1998



                                                          INVESTMENT INCOME     -     -



Dividends (net of foreign taxes of $4,584)                       $   84,156          -
Miscellaneous income                                                  2,906
                                                                 -----------
             Gross investment income                                          $ 87,062

EXPENSES                                                                  -          -
Investment Adviser and administration fees                           75,008          -
Shareowner servicing                                                 15,347          -
Filing and registration fees                                         13,000          -
Professional expenses                                                 6,500          -
Printing and postage                                                  4,700          -
Micellaneous expenses                                                 4,628          -
Custodial fees                                                        3,464          -
                                                                 -----------
Total gross expenses                                                122,647
     Less earnings credits                                           (3,464)
                                                                 -----------
      Net expenses                                                             119,183
                                                                              ---------
        Net investment income (loss)                                           (32,121)
                                                                              ---------

NET REALIZED GAIN ON INVESTMENTS                                          -          -
  Proceeds from sales                                             1,552,447          -
Less cost of securities sold based          on identified cost                       -
                                                                  1,395,476
                                                                 -----------
Realized net gain                                                              156,971

UNREALIZED GAIN ON INVESTMENTS                                                       -
  End of period                                                   1,838,030          -
  Beginning of period                                             1,210,050          -
                                                                 -----------
  Increase in unrealized gain for the period                              -
                                                                               627,980
                                                                              ---------
  Net realized and unrealized gain on investments                         -
                                                                               784,951
                                                                              ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      -   $752,830
                                                                              =========




(The  accompanying  notes are an integral part of these financial statements).

GROWTH
(Graphic  Omitted)

STATEMENT  OF  CHANGES  IN  NET  ASSETS





INCREASE IN NET ASSETS                                Year ended     Year ended
-                                                     May 31,1998    May 31,1997
                                                      -------------  -------------
FROM OPERATIONS                                                  -              -
Net investment income                                 $    (32,121)  $    (31,525)
Net realized gain on investments                           156,971         80,406
Net increase in unrealized appreciation                    627,980        325,603
                                                      -------------  -------------
Net increase in net assets                                 752,830        374,484
                                                      -------------  -------------


DIVIDENDS TO SHAREOWNERS FROM                                    -              -
Net investment income                                            -              -
Capital gains distributions                               (161,000)       (74,024)
                                                      -------------  -------------
                                                          (161,000)       (74,024)
                                                      -------------  -------------

FUND SHARE TRANSACTIONS                                          -              -
Proceeds from sales of shares                            4,765,715      3,083,797
Value of shares issued in reinvestment of dividends        160,607         71,472
                                                      -------------  -------------
                                                         4,926,322      3,155,269
Cost of shares redeemed                                 (1,362,492)    (1,682,459)
                                                      -------------  -------------
Net increase in net assets from share transactions       3,563,830      1,472,810
                                                      -------------  -------------
Total increase in net assets                             4,155,660      1,773,270


NET ASSETS                                                       -              -
Beginning of period                                      5,924,052      4,150,782
                                                      -------------  -------------
End of period                                         $ 10,079,712   $  5,924,052
                                                      =============  =============


Shares of the Fund Sold and Redeemed                             -              -
Number of shares sold                                      612,017        497,832
Number of shares issued in reinvestment of dividends        21,587         11,116
                                                      -------------  -------------
                                                           633,604        508,948
Number of shares redeemed                                 (175,890)      (276,621)
                                                      -------------  -------------

Net increase in Number of Shares Outstanding                                        457,714  232,327
                                                                                    =======  =======


(The  accompanying  notes are an integral part of these financial statements.)

NOTES  TO  THE  FINANCIAL  STATEMENTS
(GRAPHIC  OMITTED)

NOTE  1  -  ORGANIZATION
Amana Mutual Funds Trust (the "Trust") was established under Indiana Law as a Business Trust on July 26, 1984. The Trust is registered as a no-load, open-end diversified series in-vestment company under the Investment Company Act of 1940, as amended. The Trust restricts its in-vestments to those acceptable to Muslims by investing in accordance with Islamic principles. Two portfolio series have been created to date, the Income Fund and the Growth Fund (collectively, the "Funds"). NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES The following is a summary of the significant accounting policies followed by the Funds. INVESTMENTS:
Securities traded on a national ex-change and NASDAQ's National Market are valued at the price carried by the composite tape of all na-tional exchanges after 4 p.m. New York time or, in the absence of any sale on that date, the 4 p.m. bid price. Securities traded in the over-the-counter market are valued at the clos-ing bid price. The cost of securities is the same for accounting and Federal income tax purposes. Realized gains and losses are recorded on the identified cost basis. Cash dividends from equity secu-rities are recorded as income on the ex-div-idend date. Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. FEDERAL INCOME TAXES: The Funds have elected to be taxed as regulated investment companies under the Internal Revenue Code and distribute sub-stantially all of their taxable net invest-ment income and realized net gains on in-vest-ments. Therefore, no provision for Federal income taxes is required.

The Income Fund has post October losses $87,156 which are treated for federal income tax purposes as arising in the tax year ending May 31, 1999.
DIVIDENDS  AND  DISTRIBUTIONS  TO  SHAREOWNERS:
Dividends and distributions to share-owners are recorded on the ex-dividend date. Dividend payable dates are the end of May and December. Shareowners electing to reinvest dividends and distributions pur-chase additional shares at the net asset value on the payable date. ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. NOTE 3 - TRANSACTIONS WITH AFFILIATED PERSONS Under a contract approved by shareowners on December 28, 1989, Saturna Capital Corporation provides investment advisory services and cer-tain other administrative and distribu-tion services and facilities required by the Trust to conduct its business. For such services, each Fund pays an annual fee equal to .95% of its aver-age daily net assets. For the year ended May 31, 1998, the Income Fund and Growth Fund paid advisory fee expenses of $172,680 and $75,008, respectively. Saturna Capital also acts as transfer agent for the Trust, for which it was paid $28,000 and $15,347 for the Income and Growth Fund, respectively, for the year ended May 31, 1998. The Trust acts as distributor of its own shares, except in those states in which Investors National Corporation (a subsidiary of Saturna Capital Corporation) is itself registered as a broker-dealer and acts as distributor without compensation. Investors National Corporation is the primary stockbrokerage used to effect portfolio transactions for the Trust, and was paid $12,712 in commissions at deep-discount rates during the year ended May 31, 1998. North American Islamic Trust, Inc., is the religious consultant to Saturna regarding issues of Islamic principles under an agreement with Saturna as adviser. From its advisory fee, Saturna pays a fee to North American Islamic Trust, Inc. equal to .20% of the average daily net assets of the Trust. This fee amounted to $53,133 for the year ended May 31, 1998. One trustee of the Trust is also a trustee of North American Islamic Trust.
18

All trustees serve without compen-sation.
The Trustees, officers and their immediate families, and North American Islamic Trust as a group owned 3.00% of the Income Fund's and 1.46% of the Growth Fund's outstanding shares on May 31, 1998. NOTE 4 - DIVIDENDS Income Fund dividends from net investment income were $.14 per share paid December 31, 1997, and $.079 per share paid May 31, 1998. Income Fund distributions from net realized long-term capital gains were $.466 per share paid December 31, 1997. The Growth Fund distributions from net realized long-term capital gains were $.159 per share paid December 31, 1997. From its inception to May 31, 1998, the Income Fund has realized net long-term gains from sales of securities of $1,604,430 and has distributed realized net long-term gains of $1,695,430, while the Growth Fund has realized net long-term gains from sales of securities of $286,976 and has distributed realized net long-term gains of $279,789. NOTE 5 - INVESTMENTS At May 31, 1998, for Income Fund the net unreal-ized appreciation of investments of $8,105,694 comprised gross unrealized gains of $8,197,021 and gross unrealized losses of $91,327. During the year ended May 31, 1998, the Income Fund purchased $1,349,113 of securities and sold $1,857,379 of securities. At May 31, 1998, for Growth Fund the net unreal-ized appreciation of investments of $1,838,030 comprised gross unrealized gains of $2,096,489 and gross unrealized losses of $258,459. During the period ended May 31, 1998, the Fund purchased $3,642,425 of securities and sold $1,552,446 of securities. NOTE 6 - CUSTODY CREDITS Under an agreement with the custodian bank, custody fees are reduced by credits for cash balances. Such reduction amounted to $2,372 and $3,464 for the Income Fund and Growth Fund, respectively, for the year ended May 31, 1998.

TRUSTEES  AND  OFFICERS
(Graphic  Omitted)
ANNUAL  REPORT

Bassam  Osman,  MD
                                                             Chairman, Trustee
Neurologist
Chairman,  North  American  Islamic  Trust
-
---
Nicholas  Kaiser,  MBA
                                                            President, Trustee
President,  Saturna  Capital  Corporation
-
---
M.  Yaqub  Mirza,  PhD
                         Treasurer, Independent Trustee
President,  Mar-Jac  Investments,  Inc.
Director,  Mylex  Corporation
Chairman,  Jugos  Concentrados  SA
-
---

Jamal  M.  al-Barzinji,  PhD
                                                           Independent Trustee
Chairman,  Mar--Jac  Poultry,  Inc.
Director,  Safa  Trust,  Inc.
-
---
Iqbal  Unus,  PhD
                                                           Independent Trustee
Dean  of  Students/Registrar,
     School  of  Islamic  and  Social  Sciences
-
---

-
---

M.  Naziruddin  Ali
                                                                Vice President
General  Manager,  North  American  Islamic  Trust
-
---
P.    Larner
                                                                     Secretary
Saturna  Capital  Corporation
-
---
T.  K.    Anderson,  MBA
                                                           Assistant Treasurer
Saturna  Capital  Corporation
-
---
19

AMANA  MUTUAL  FUNDS  TRUST
   -----------

GROWTH              INCOME
ANNUAL  REPORT
May  31,  1998
(Graphic  Omitted)


Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Fund portfolios and handles daily operations by direction of the Board of Trustees (see reverse side).

Investment  Advisor  and  Administrator          Saturna  Capital  Corporation
---------------------------------------------------------------------------
Religious  Consultant          North  American  Islamic  Trust
---------------------------------------------------------------------------
Custodian          National  City  Bank  of  Indiana
---------------------------------------------------------------------------
Auditors          Tait,  Weller  &  Baker,  Philadelphia
---------------------------------------------------------------------------
Legal  Counsel          Sommer  &  Barnard,  Indianapolis

This report is for the information of the shareowners of the Trust. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.

1300  N.  State  Street
Bellingham,  WA  98225-4730
1-800/SATURNA
(1-800/728-8762)
email:  amana@saturna.com